Business Combinations - Summary of Purchase Price allocation (Detail) - USD ($) $ in Thousands		Mar. 09, 2026	Feb. 01, 2025	Nov. 18, 2024	Jan. 17, 2024	Dec. 01, 2023
Savaari Car Rentals Private Limited [Member]
Disclosure Of Business Combinations [Line Items]
Property, plant and equipment					$ 142
Intangible assets	[1]				759
Other non-current assets					176
Current assets and liabilities, net					697
Other non-current liabilities					(155)
Deferred tax liabilities					(152)
Total identifiable net assets acquired					1,467
Non-controlling interest	[2]				(950)
Goodwill					6,328
Total purchase price					$ 6,845	$ 6,845
Happay [Member]
Disclosure Of Business Combinations [Line Items]
Property, plant and equipment			$ 63
Intangible assets	[3]		5,702
Current assets and liabilities, net			239
Total identifiable net assets acquired			6,004
Goodwill			5,769
Total purchase price			$ 11,773	$ 11,773
Flamingo Transworld Private Limited [Member]
Disclosure Of Business Combinations [Line Items]
Property, plant and equipment		$ 570
Intangible assets	[4]	4,335
Other non-current assets		2,319
Current assets and liabilities, net		3,468
Deferred tax liabilities		(811)
Total identifiable net assets acquired		9,881
Non-controlling interest		(4,842)
Goodwill		12,962
Total purchase price		$ 18,001

[1]	Intangible assets primarily include identifiable brand/trade mark and technology related development cost.
[2]	Includes USD 451 towards liability for ESOPs as per Savaari Plan 2013.
[3]	Intangible assets primarily include identifiable brand/trade mark, customer relationship and technology related development costs.
[4]	Intangible assets primarily includes brand/trade mark, customer relationship and technology related development cost.